CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 5,321	$ 4,357
Trade accounts receivable	39	92
Other receivables (Note 11A)		266
Government institutions	9	66
Prepaid expenses	3	8
Advance to supply		175
Inventories (Note 3)	252	37
Total current assets	5,624	5,001
Property and equipment, net (Note 4)	67	79
Total assets	5,691	5,080
Current liabilities
Trade accounts payable	30	102
Other payables and accrued expenses (Note 11B)	497	576
Accrued severance pay	290
Total current liabilities	817	678
Accrued severance pay		275
Shareholders' equity
Ordinary shares of NIS 1 par value (Authorized - 5,000,000 shares, issued and outstanding 2,780,707 shares (including treasury stock) as of December 31, 2011 and 2010)	790	790
Additional paid-in capital	158,111	158,111
Accumulated deficit	(144,142)	(144,889)
Total shareholders' equity (Deficiency) before reduction of treasury stock	14,759	14,012
Treasury stock, at cost: 89,850 as of December 31, 2011 and 2010	(9,885)	(9,885)
Total shareholders' equity	4,874	4,127
Total liabilities and shareholders' equity	$ 5,691	$ 5,080